Other Income (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Income [Abstract]
Schedule of Other Income

Other income consisted of the following:

Other income	Year ended
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
CIR tax credit	6,545	7,295	8,125
Other operating income (including CICE tax credit )-	171	130	1,992
Government grants and subsidies	21	—	5
TOTAL	6,737	7,425	10,122